Pension Plans and Other Postretirement Benefits - Fair Value of Pension Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,346	$ 6,677	$ 6,845
Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,299	5,781
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	749	1,566
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,225	3,837
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	325	378	343
Cash and cash equivalents | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88	157
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	60
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	81	97
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,403	4,553
Debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	566	1,223
Debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,837	3,330
Debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. government securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	570	1,224
U.S. government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	566	1,223
U.S. government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	1
U.S. government securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
States, municipalities and political subdivisions | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	150
States, municipalities and political subdivisions | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
States, municipalities and political subdivisions | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	150
States, municipalities and political subdivisions | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. corporate securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,611	2,458
U.S. corporate securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. corporate securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,611	2,458
U.S. corporate securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	101	202
Foreign securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	101	202
Foreign securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Residential mortgage-backed securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	277
Residential mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Residential mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	277
Residential mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Commercial mortgage-backed securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	76
Commercial mortgage-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Commercial mortgage-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	76
Commercial mortgage-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other asset-backed securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	162
Other asset-backed securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other asset-backed securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	162
Other asset-backed securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Redeemable preferred securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	4
Redeemable preferred securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Redeemable preferred securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	4
Redeemable preferred securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176	283
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176	283
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. domestic | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133	201
U.S. domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133	201
U.S. domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	81
International | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43	81
International | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic real estate | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Domestic real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Domestic real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Domestic real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other investments | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	632	788
Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	307	410
Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	325	378
Real estate | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	325	378
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	325	378	$ 343
Common/collective trusts | Total Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	307	410
Common/collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common/collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	307	410
Common/collective trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common/collective trusts, Equity Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, investment within plan asset category, amount	104	261
Common/collective trusts, Debt Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, investment within plan asset category, amount	203	149
Other receivables | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	390	76
Private equity investments | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	432	583
Hedge fund investments | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 225	$ 237